Taxation	6 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation

9. Taxation

The Group has holding companies in Cayman Islands, British Virgin Islands, Hong Kong, and its main operations are conducted in the United States and the PRC. The Group’s entities are subject to respective statutory income tax rates in these jurisdictions. Specifically, the Group’s PRC entities are subject to a statutory income tax rate of 25%. Qualified “High and New Technology Enterprises” (“HNTE”) is eligible for a preferential tax rate of 15%, in accordance with the Enterprise Income Tax Law (the “EIT Law”). The Group’s U.S. entity, Wetour Travel Tech LLC, is subject to a combination of federal income tax rate of 21% and Delaware state income tax rate of 8.7%. Wetour Travel Tech LLC had no income from Delaware state for the six months ended December 31, 2024 and 2025. As a result, it is merely subject to a federal income tax rate of 21% for the six months ended December 31, 2024 and 2025. The Group’s Hong Kong entity is subject to a statutory income tax rate of 16.5%, in accordance with the Hong Kong tax laws.

The Company recorded nil income tax expense for the six months ended December 31, 2024 and 2025, primarily due to pre-tax loss generated from operation as well as utilization of net operation loss.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure unrecognized benefits associated with the tax positions. As of June 30, 2025 and December 31, 2025, the Group did not have any unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. For the six months ended December 31, 2024 and 2025, the Group did not incur any interest and penalties related to potential underpaid income tax expenses. As of December 31, 2025, the tax years ended December 31, 2021 through 2025 for the Group’s subsidiaries in the PRC and the VIE are generally subject to examination by the PRC tax authorities. The Group’s Hong Kong subsidiaries remain subject to examination by the Hong Kong Inland Revenue Department, which prescribes a six-year statute of limitation for tax examinations.